Fair Values of Financial Instruments and Interest Rate Risk - Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL ASSETS
Securities held to maturity	$ 11,461	$ 11,934
Loans held for investment, net	354,413	339,122
Accrued interest receivable	1,709	1,629
FINANCIAL LIABILITIES
Long-term debt	9,534	9,534
Accrued interest payable	148	151
Carrying Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	70,403	45,968
Securities available for sale	95,743	105,899
Securities held to maturity	11,458	11,990
Loans held for investment, net	356,871	339,122
Loans held for sale	4,414	5,823
Restricted stock	1,067	1,052
Mortgage servicing rights	2,125	2,271
Accrued interest receivable	1,709	1,629
FINANCIAL LIABILITIES
Deposits	512,628	485,719
Short-term borrowings	1,752	2,674
Long-term debt	9,534	9,534
Accrued interest payable	148	151
Estimated Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	70,379	45,995
Securities available for sale	95,743	105,899
Securities held to maturity	11,461	11,934
Loans held for investment, net	359,325	337,348
Loans held for sale	4,414	5,685
Restricted stock	1,067	1,052
Mortgage servicing rights	3,310	3,313
Accrued interest receivable	1,709	1,629
FINANCIAL LIABILITIES
Deposits	481,300	447,784
Short-term borrowings	1,752	2,674
Long-term debt	9,658	9,673
Accrued interest payable	148	151
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	67,913	43,478
Securities available for sale		4,014
Restricted stock	1,067	1,052
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	2,466	2,517
Securities available for sale	95,743	101,885
Securities held to maturity	11,461	11,934
Loans held for sale	4,414	5,685
Mortgage servicing rights	3,310	3,313
FINANCIAL LIABILITIES
Deposits	481,300	447,784
Short-term borrowings	1,752	2,674
Level 3 [Member]
FINANCIAL ASSETS
Loans held for investment, net	359,325	337,348
Accrued interest receivable	1,629	1,629
FINANCIAL LIABILITIES
Long-term debt	9,658	9,673
Accrued interest payable	$ 148	$ 151